Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

24. Commitments and contingencies

Operating leases commitments

Commitments for operating lease as of December 31, 2018 are as follows:

	Less than		More than	Total cash out
	1 Year	1 to 5 Years	5 Years	flows
Operating lease commitments	142,298	130,200	—	272,498

Operating lease commitments consist mainly of rental contracts for laboratories, offices and related spaces used by the Group. There are no commitments over 5 years.

Capital commitments

As at December 31, 2019 and 2018, the Group has no contracted capital expenditure.

Contingencies

As part of the ordinary course of business, the Group is subject to contingent liabilities in respect of certain litigation.

Currently, there is no outstanding litigation.